Financial Risk Management - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash	$ 22,517	$ 0
Working capital	$ 27,418
Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in risk variable, percent	5.00%
Currency risk | Canadian dollars
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in risk variable, impact on income before taxes	$ 354
Equity price risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in risk variable, percent	5.00%
Reasonably possible change in risk variable, impact on income before taxes	$ 374
Commodity price risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in risk variable, percent	5.00%
Reasonably possible change in risk variable, impact on income before taxes	$ 707